Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000151790
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	I
Trading Symbol	QTELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 504,177,211
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

C000151791
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	N
Trading Symbol	QTENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 504,177,211
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

C000151792
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	R6
Trading Symbol	QTERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 504,177,211
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.3
Utilities	2.6
Consumer Staples	3.2
Energy	4.0
Materials	4.3
Investment Companies	4.5
Communication Services	9.2
Industrials	10.3
Consumer Discretionary	10.8
Information Technology	20.8
Financials	27.8

Geographic Allocation

Country	% of Net Assets
China	30.8
Taiwan	17.1
India	16.4
South Korea	9.5
United States	5.8
Brazil	3.7
South Africa	2.9
Saudi Arabia	2.8
Thailand	2.1
Mexico	2.1
Others	6.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	8.7
Limited Purpose Cash Investment Fund	4.5
Tencent Holdings Ltd.	4.1
Alibaba Group Holding Ltd.	2.5
China Construction Bank Corp., Class H	2.2
Samsung Electronics Co. Ltd.	2.0
MediaTek, Inc.	1.4
JBS SA	1.3
Vedanta Ltd.	1.3
Infosys Ltd.	1.3

C000070950
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	I
Trading Symbol	AQGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 415,132,519
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

C000070949
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	N
Trading Symbol	AQGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
AssetsNet	$ 415,132,519
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

C000135923
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	R6
Trading Symbol	AQGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%
AssetsNet	$ 415,132,519
Holdings Count | Holding	372
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.2
Real Estate	1.2
Consumer Staples	2.9
Industrials	7.2
Energy	7.4
Communication Services	8.1
Consumer Discretionary	8.6
Investment Companies	9.8
Health Care	10.0
Financials	19.9
Information Technology	21.0

Geographic Allocation

Country	% of Net Assets
United States	71.8
Japan	5.5
United Kingdom	4.6
Germany	3.0
France	2.7
Canada	1.8
Spain	1.6
Italy	1.5
Netherlands	1.3
Australia	0.6
Others	1.9

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	7.8
Apple, Inc.	3.8
NVIDIA Corp.	3.4
Microsoft Corp.	2.4
Amazon.com, Inc.	2.1
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares	2.1
Meta Platforms, Inc., Class A	1.6
GE Aerospace	1.4
Merck & Co., Inc.	1.3
ConocoPhillips	1.3

C000115556
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	I
Trading Symbol	ANDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 240,361,017
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

C000115555
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	N
Trading Symbol	ANDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 240,361,017
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

C000145935
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	R6
Trading Symbol	ANDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 240,361,017
Holdings Count | Holding	241
InvestmentCompanyPortfolioTurnover	13.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	4.2
Investment Companies	3.0
Materials	3.7
Consumer Discretionary	4.1
Energy	6.6
Health Care	10.3
Industrials	10.5
Communication Services	11.0
Information Technology	11.6
Financials	13.0
Consumer Staples	21.5

Geographic Allocation

Country	% of Net Assets
Japan	20.4
Canada	11.7
United Kingdom	9.0
United States	8.6
France	8.0
Australia	7.1
Germany	6.4
Switzerland	4.4
Netherlands	3.6
Singapore	3.3
Others	17.0

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
British American Tobacco plc	1.5
Loblaw Cos. Ltd.	1.5
SAP SE	1.4
Telstra Group Ltd.	1.4
Oversea-Chinese Banking Corp. Ltd.	1.4
Novartis AG (Registered)	1.4
Beiersdorf AG	1.4
Japan Tobacco, Inc.	1.3
Nintendo Co. Ltd.	1.3

C000076806
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	I
Trading Symbol	AIMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%
AssetsNet	$ 171,510,769
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	48.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

C000120477
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	N
Trading Symbol	AIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 171,510,769
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	48.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

C000144286
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	R6
Trading Symbol	QIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.53%
AssetsNet	$ 171,510,769
Holdings Count | Holding	265
InvestmentCompanyPortfolioTurnover	48.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.5
Utilities	2.7
Materials	3.8
Consumer Staples	3.9
Communication Services	4.6
Health Care	4.8
Energy	5.8
Information Technology	8.2
Consumer Discretionary	8.5
Industrials	20.0
Financials	32.7

Geographic Allocation

Country	% of Net Assets
Japan	15.1
Canada	14.8
Germany	12.1
United States	10.8
United Kingdom	8.6
Italy	5.6
Australia	5.1
France	4.8
Switzerland	4.1
Netherlands	3.2
Others	13.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Shell plc	5.4
SAP SE	2.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2.1
Deutsche Telekom AG (Registered)	1.6
Thomson Reuters Corp.	1.5
UniCredit SpA	1.5
Limited Purpose Cash Investment Fund	1.5
Intesa Sanpaolo SpA	1.3
HSBC Holdings plc	1.3
Sony Group Corp.	1.2

C000124385
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	I
Trading Symbol	QICLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 621,367,525
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

C000124386
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	N
Trading Symbol	QICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 621,367,525
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

C000144292
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	R6
Trading Symbol	QICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.47%
AssetsNet	$ 621,367,525
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.1
Communication Services	4.1
Investment Companies	4.2
Consumer Discretionary	4.3
Consumer Staples	4.4
Energy	5.0
Materials	5.9
Health Care	7.5
Information Technology	11.5
Industrials	20.9
Financials	29.4

Geographic Allocation

Country	% of Net Assets
Japan	18.5
Canada	11.5
United States	11.3
United Kingdom	10.3
France	8.8
Germany	8.6
Australia	5.7
Netherlands	4.5
Spain	3.0
Switzerland	3.0
Others	14.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	4.2
SAP SE	2.6
Roche Holding AG	2.3
Novartis AG (Registered)	2.3
Rolls-Royce Holdings plc	1.6
UniCredit SpA	1.6
Barclays plc	1.5
NatWest Group plc	1.4
Deutsche Bank AG (Registered)	1.4
Banco Santander SA	1.4

C000115554
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	I
Trading Symbol	AUEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 2,160,814,714
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

C000115553
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	N
Trading Symbol	AUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 2,160,814,714
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

C000145934
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	R6
Trading Symbol	QUERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 2,160,814,714
Holdings Count | Holding	174
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.4
Utilities	1.4
Investment Companies	3.8
Consumer Discretionary	5.9
Energy	6.7
Communication Services	8.3
Information Technology	11.2
Industrials	15.0
Financials	15.0
Consumer Staples	15.9
Health Care	16.4

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.8
McKesson Corp.	1.6
Cboe Global Markets, Inc.	1.6
AT&T, Inc.	1.6
O'Reilly Automotive, Inc.	1.5
Northrop Grumman Corp.	1.5
CME Group, Inc.	1.5
Exxon Mobil Corp.	1.5
Republic Services, Inc., Class A	1.5
Progressive Corp. (The)	1.5

C000076804
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	I
Trading Symbol	AMOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 598,090,241
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

C000120475
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	N
Trading Symbol	AMONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 598,090,241
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

C000144284
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QMORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 598,090,241
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.6
Utilities	1.9
Energy	2.4
Investment Companies	4.3
Consumer Staples	4.8
Health Care	5.9
Communication Services	10.9
Industrials	13.0
Consumer Discretionary	13.7
Financials	17.5
Information Technology	23.1

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
NVIDIA Corp.	6.6
Apple, Inc.	5.1
Amazon.com, Inc.	5.0
Meta Platforms, Inc., Class A	4.3
Limited Purpose Cash Investment Fund	4.3
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.3
Tesla, Inc.	2.3
JPMorgan Chase & Co.	2.2
Walmart, Inc.	2.0

C000124381
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	I
Trading Symbol	QCELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,097,499,888
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

C000124382
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	N
Trading Symbol	QCENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
AssetsNet	$ 1,097,499,888
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

C000144290
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QCERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
AssetsNet	$ 1,097,499,888
Holdings Count | Holding	179
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	0.5
Energy	0.6
Utilities	2.0
Investment Companies	4.6
Health Care	5.1
Consumer Staples	6.2
Communication Services	9.3
Consumer Discretionary	9.4
Industrials	14.0
Financials	20.4
Information Technology	27.6

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Apple, Inc.	5.9
Microsoft Corp.	5.5
NVIDIA Corp.	5.0
Limited Purpose Cash Investment Fund	4.6
Meta Platforms, Inc., Class A	2.3
Amazon.com, Inc.	2.2
Berkshire Hathaway, Inc., Class B	1.8
AT&T, Inc.	1.7
Altria Group, Inc.	1.6
Alphabet, Inc., Class C	1.5

C000076805
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	I
Trading Symbol	ASMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.61%
AssetsNet	$ 117,024,117
Holdings Count | Holding	640
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

C000120476
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	N
Trading Symbol	ASMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
AssetsNet	$ 117,024,117
Holdings Count | Holding	640
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

C000144285
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QSMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.51%
AssetsNet	$ 117,024,117
Holdings Count | Holding	640
InvestmentCompanyPortfolioTurnover	39.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	2.9
Investment Companies	3.0
Consumer Staples	3.3
Communication Services	3.3
Real Estate	3.5
Energy	4.7
Consumer Discretionary	8.5
Information Technology	12.7
Industrials	18.1
Health Care	18.2
Financials	22.3

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	3.0
Sprouts Farmers Market, Inc.	1.6
Mr Cooper Group, Inc.	1.5
Mueller Industries, Inc.	0.9
Summit Therapeutics, Inc.	0.9
Insmed, Inc.	0.9
Corcept Therapeutics, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8
Carpenter Technology Corp.	0.7
Aurora Innovation, Inc.	0.7

C000124383
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	I
Trading Symbol	QSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 104,491,498
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9

C000124384
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	N
Trading Symbol	QSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 104,491,498
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9

C000144291
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QSERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 104,491,498
Holdings Count | Holding	437
InvestmentCompanyPortfolioTurnover	31.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Others	1.5
Materials	1.7
Energy	3.4
Communication Services	4.3
Consumer Staples	4.8
Investment Companies	5.0
Consumer Discretionary	8.2
Health Care	15.5
Information Technology	15.7
Industrials	16.2
Financials	23.5

Largest Holdings [Text Block]

Top 10 Holdings

Security	% of Net Assets
Limited Purpose Cash Investment Fund	5.0
Corcept Therapeutics, Inc.	1.6
Alkermes plc	1.4
Mr Cooper Group, Inc.	1.4
Mueller Industries, Inc.	1.3
Catalyst Pharmaceuticals, Inc.	1.2
SITE Centers Corp.	1.1
Perdoceo Education Corp.	1.0
UFP Industries, Inc.	0.9
InterDigital, Inc.	0.9